Income and expenses - Revenue per type of good or service (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
All categories [member]
Disclosure of revenue by category [line items]
Revenue	€ 196,679	€ 184,721	€ 142,573
Software (non-medical) [member]
Disclosure of revenue by category [line items]
Revenue	41,654	37,374	35,770
Software (medical) [member]
Disclosure of revenue by category [line items]
Revenue	19,407	17,045	15,619
Medical devices and services [member]
Disclosure of revenue by category [line items]
Revenue	41,401	35,207	27,222
Manufacturing [member]
Disclosure of revenue by category [line items]
Revenue	94,156	94,956	63,712
Other category [member]
Disclosure of revenue by category [line items]
Revenue	€ 61	€ 139	€ 250